Consolidated Statements of Comprehensive Loss - CAD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Expenses
Professional fees	$ 602,402	$ 567,877	$ 420,684
Salaries and benefits (Note 9(a))	1,858,788	1,480,745	1,381,060
Travel and promotion	267,832	286,920	259,840
Depreciation (Note 6)	28,277	28,274	27,039
Office and license (Note 9(b))	127,678	145,965	120,972
Rent (Note 9(b))	191,829	173,891	146,759
Stock exchange fees	158,304	164,075	115,364
Insurance	66,942	55,007	60,499
Transfer agent fees	20,943	33,919	23,370
Directors’ fees (Note 9(a))	70,000	70,000	41,000
General exploration expenses			1,467
Share-based payments (Note 8(d) and 9(a))	1,308,740	2,693,070	1,869,010
Total Expenses	4,701,735	5,699,743	4,467,064
Other income (loss)
Interest and other income (Note 9(b))	950,352	654,741	550,271
Loss on sale of property, plant and equipment (Note 6)		(1,760)	(3,985)
Foreign exchange gain (loss)	239,716	(184,533)	(102,726)
Total other income (loss)	1,190,068	468,448	443,560
Loss before income taxes	(3,511,667)	(5,231,295)	(4,023,504)
Deferred income tax recovery (Note 12)
Net loss for the year	(3,511,667)	(5,231,295)	(4,023,504)
Total comprehensive loss for the year	$ (3,511,667)	$ (5,231,295)	$ (4,023,504)
Basic and diluted net loss per share (Note 10) (in CAD per share)	$ (0.03)	$ (0.05)	$ (0.05)